UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03591

CALVERT VARIABLE SERIES, INC.
(Exact name of registrant as specified in charter)

4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)

William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (301) 951-4800

Date of fiscal year end: December 31

Date of reporting period: Six months ended June 30, 2014

Item 1. Report to Stockholders.

[Calvert Variable Series Inc. VP SRI Balanced Portfolio Semi-Annual Reports to Shareholders]

[Calvert Variable Series Inc. VP SRI Mid Cap Growth Portfolio Semi-Annual Reports to Shareholders]

Calvert VP SRI Balanced Portfolio
Semi-Annual Report June 30, 2014

TABLE OF CONTENTS

4	Market Commentary
7	Shareholder Expense Example
8	Schedule of Investments
20	Statement of Assets and Liabilities
21	Statement of Operations
22	Statements of Changes in Net Assets
23	Notes to Financial Statements
28	Financial Highlights
30	Explanation of Financial Tables
31	Proxy Voting
31	Availability of Quarterly Portfolio Holdings

CALVERT VP SRI BALANCED PORTFOLIO
Portfolio within Calvert Variable Series, Inc.
Managed by Calvert Investment Management, Inc.
Investment Climate
The financial markets weathered a rise in geopolitical tensions during the first half of 2014, marked by turmoil in the Middle East and conflict in the Ukraine. Despite these tensions, all major global equity indices posted strong returns over the reporting period, with solid gains in the fixed-income markets as well. The U.S. economic recovery regained its footing after a disappointing first quarter, while easing measures announced by the European Central Bank (ECB) were a welcome development following a string of weaker-than-expected macroeconomic data in the eurozone. Meanwhile, signs that economic growth in China was stabilizing helped emerging-market equities rebound after a rough start to the year. For the six-month period ending June 30, 2014, the Standard and Poor’s (S&P) 500, Russell 1000, Russell 2000, MSCI EAFE, and MSCI Emerging Markets Indices returned 7.14%, 7.27%, 3.19%, 5.14%, and 6.32%, respectively.
From an investment-style perspective, domestic large-capitalization stocks outperformed their small-cap counterparts, while value stocks outperformed growth stocks during the period. Looking at sector performance, Utilities, Energy, and Health Care were the top performers within the Russell 1000 Index, while the Consumer Discretionary, Telecommunications Services, and Industrials sectors lagged
In the first three months of 2014, fixed-income investors moved into safer-haven bond markets, with long-maturity U.S. Treasury bonds outpacing U.S. stocks.During the second half of the reporting period, investors stretched for yield, favoring longer maturities, lower credit quality, and more structurally complex bonds. These approaches generally paid off as higher-risk assets and sectors tended to fare well. For the reporting period, the Barclays U.S. Credit Index returned 5.70%.
The yield curve flattened notably over the reporting period as investors sought greater yield through longer-maturity bonds. Money-market yields remained very low, pinned down by the Fed’s near-zero interest-rate policy, which is expected to persist well into 2015.
Markets Prove Resilient Despite Geopolitical Tensions
Familiar sources of volatility—geopolitical turmoil and instability in the Middle East—again reared their ugly heads during the first half of the year.

AVERAGE ANNUAL TOTAL RETURN (period ended 6.30.14)
	Class I	Class F**
Six month***	6.48%	6.23%
One year	18.45%	17.55%
Five year	13.63%	13.45%
Ten year	5.72%	5.64%

The performance data shown represents past performance, does not guarantee future results and assumes reinvestment of all dividends and distributions. All performance data reflects fee waivers and/or expense limitations, if any are in effect; in their absence performance would be lower. See Note B in Notes to Financial Statements. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.
Visit calvert.com/institutional-VP-performance.html for current performance data. The gross expense ratio from the current prospectus for the Portfolio is 0.90%. This number may vary from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, does not include fee or expense waivers. The performance data and expense ratio reflect deduction of Portfolio operating expenses, but do not reflect charges and expenses imposed under the variable annuity or life insurance contract.
* The Balanced Composite Index is an internally constructed index comprised of a blend of 60% Russell 1000 Index and 40% Barclays U.S. Credit Index.
** Calvert VP SRI Balanced Portfolio first offered Class F shares on October 18, 2013. Performance prior to that date reflects the performance of Class I shares. Actual Class F share performance would have been different.
*** Total Return is not annualized for periods of less than one year.

4 www.calvert.com CALVERT VP SRI BALANCED PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED)

As the crisis in Iraq intensified, oil prices spiked in June, but retreated toward month-end following reports that the situation was coming under control. In the past this might have resulted in increased volatility or a sell-off in the equity markets, but this time investors seemed to shrug it off. This was likely due to America having reduced its dependence on foreign energy and investors not perceiving the conflict as being a long-term threat to the supply of oil. At the same time, simmering unrest in the Ukraine lingered throughout the period. But with a relatively remote chance of the situation escalating into a broader regional conflict, market participants again determined the economic impact on global growth would likely be minimal. Overall, renewed confidence that the U.S. Federal Reserve (Fed) and central banks around the world would continue to maintain accommodative monetary policies also provided significant support for the global equity and fixed-income markets.
U.S. Macroeconomic Data Rebounds from Winter Doldrums
Rather than focusing on events happening abroad, investors instead fixed their attention on improving U.S. macroeconomic data, and put the first quarter’s negative gross domestic product (GDP) growth in the rearview mirror, attributing the setback to harsh winter weather. Strong U.S. corporate earnings provided support to equity markets while the labor market continued to show signs of improvement. Jobless claims continued their downward trend and monthly payroll gains have now exceeded 200,000 workers for five consecutive months, pushing the unemployment rate down to 6.1%, the lowest level since September 2008. Other macroeconomic data also pointed to a second-quarter rebound—auto sales continued to rise, Manufacturing PMI1 remained firmly in expansion territory, consumer confidence edged up, and the housing market recovery, an important driver of economic growth, got back on track following a severe winter. Despite this spate of positive U.S. macroeconomic data, one area of concern was sluggish consumer spending, which is likely being held down by low wage growth. However, we believe that U.S. economic growth will accelerate in the coming quarters, allowing for income growth, which should boost both consumer confidence and spending.
Anemic European Economy Spurs ECB to Action
In Europe, European Central Bank (ECB) President Mario Draghi announced a series of easing measures at a June monetary policy meeting, with the goal of stimulating growth and fending off deflation. This came on the heels of weaker data in the eurozone as inflation there dropped to 0.5% and GDP grew just 0.2% in the first quarter, while the euro area’s Manufacturing PMI declined to the lowest level since November 2013, with notable declines in

ASSET ALLOCATION	% OF TOTAL INVESTMENTS
Equity	62.6%
Fixed Income	34.8%
Short-Term Investments	2.6%
Total	100%

France and Germany. As we have anticipated, it appears European economic recovery will take much longer to materialize than market consensus earlier thought.
China’s Economic Growth Remains a Concern, but Shows Signs of Stabilizing
Investors remained concerned about slowing economic growth in China as the country transitions to a more consumer-oriented economy. A sharp slowdown in China could prove troubling for global markets, especially given the unknown ripple effects on the global economy should the Chinese real estate bubble burst. For now, investors gained comfort in improved manufacturing PMI reports released in June and an expansion of China’s “mini-stimulus” policies. The improving economic backdrop in China also helped propel the rebound in emerging market equities during the second quarter.
Outlook
Looking ahead, we expect the U.S. economy to expand slowly, at sub-trend growth rates, as it continues to recover from the financial crisis. Inflation should remain low and we expect gradual labor market improvement to continue. During an election year, we believe there should be little economic drag from restrictive fiscal policy. Although economic growth may be slower than usual for this stage in the cycle, it should still prove robust.
Concerns about subdued emerging-market growth and geopolitical turmoil have effectively injected more risk into the global markets, with investors taking a more cautious approach toward equities. In the short term, this has been positive for U.S. Treasuries and bond-fund inflows. However, from a longer-term perspective, bond prices are likely to come under greater pressure as the Fed continues to wind down its asset purchase program.
We expect the Fed will continue to focus on maintaining positive U.S. economic growth and will adjust the pace at which it tapers quantitative easing (QE) accordingly. As we have maintained for some time, a key consideration in the Fed's strategy remains the U.S housing market, which is a chief driver of U.S. economic growth. As a result, we don’t expect to see much interest-rate volatility in the near term. Having said that, time will continue to work against low rates as the long-term trajectory has nowhere else to go but up.

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Overall, we believe global economic growth will continue to move ahead slowly, supported by favorable central bank policies, and these conditions will continue to provide a favorable underpinning for both the equity and fixed-income markets for the balance of 2014. U.S. equities will probably not repeat the banner year they had in 2013, but there is no reason not to expect another positive—though less spectacular—year for stocks in 2014.
Sincerely,
Natalie A. Trunow
Senior Vice President, Chief Investment Officer - Equities
Calvert Investment Management, Inc.
July 2014

1. Purchasing Managers Index (PMI) is an indicator of the economic health of the manufacturing sector and is based on five major areas: new orders, inventory levels, production, supplier deliveries, and the employment environment.

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SHAREHOLDER EXPENSE EXAMPLE
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).
Note: Expenses do not reflect charges and expenses of the variable annuity or variable universal life contract.
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE 1/1/14	ENDING ACCOUNT VALUE 6/30/14	EXPENSES PAID DURING PERIOD* 1/1/14 - 6/30/14
Class I
Actual	$1,000.00	$1,064.28	$4.32

Hypothetical (5% return per year before expenses)	$1,000.00	$1,020.61	$4.23

Class F
Actual	$1,000.00	$1,056.45	$5.86

Hypothetical (5% return per year before expenses)	$1,000.00	$1,019.09	$5.76

* Expenses are equal to the Fund’s annualized expense ratio of 0.84% and 1.15%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

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SCHEDULE OF INVESTMENTS
JUNE 30, 2014

EQUITY SECURITIES - 62.3%	SHARES	VALUE

Air Freight & Logistics - 3.0%
FedEx Corp.	53,248	$8,060,682
United Parcel Service, Inc., Class B	23,937	2,457,372
		10,518,054

Automobiles - 1.7%
Toyota Motor Corp. (ADR)	49,204	5,887,751

Banks - 2.9%
Wells Fargo & Co.	194,696	10,233,222

Biotechnology - 2.2%
Amgen, Inc.	65,183	7,715,712

Communications Equipment - 1.7%
Cisco Systems, Inc.	238,530	5,927,470

Consumer Finance - 2.3%
Capital One Financial Corp.	97,925	8,088,605

Diversified Financial Services - 1.1%
Moody's Corp.	44,848	3,931,376

Diversified Telecommunication Services - 0.4%
BT Group plc (ADR)	18,985	1,245,986

Energy Equipment & Services - 1.4%
Exterran Holdings, Inc.	106,078	4,772,449

Food & Staples Retailing - 1.1%
CVS Caremark Corp.	51,775	3,902,282

Food Products - 2.3%
Kellogg Co.	119,680	7,862,976

Health Care Equipment & Supplies - 4.7%
Becton Dickinson and Co.	12,778	1,511,637
Medtronic, Inc.	127,811	8,149,229
St. Jude Medical, Inc.	99,375	6,881,719
		16,542,585

Health Care Providers & Services - 2.3%
McKesson Corp.	42,676	7,946,698

Household Products - 1.6%
Kimberly-Clark Corp.	51,112	5,684,677

Industrial Conglomerates - 1.7%
Danaher Corp.	73,001	5,747,369

8 www.calvert.com CALVERT VP SRI BALANCED PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED)

EQUITY SECURITIES - CONT'D	SHARES	VALUE

Insurance - 4.5%
Allianz SE (ADR)	75,735	$1,271,515
American Financial Group, Inc.	129,298	7,700,989
Prudential Financial, Inc.	6,222	552,327
The Travelers Co.'s, Inc.	63,674	5,989,813
		15,514,644

IT Services - 3.5%
DST Systems, Inc.	58,077	5,352,957
Western Union Co.	401,896	6,968,877
		12,321,834

Machinery - 3.3%
Cummins, Inc.	38,527	5,944,331
Dover Corp.	62,108	5,648,722
		11,593,053

Media - 10.1%
DIRECTV*	95,311	8,102,388
Omnicom Group, Inc.	79,336	5,650,310
Time Warner Cable, Inc.	53,635	7,900,437
Time Warner, Inc.	107,030	7,518,857
Viacom, Inc., Class B	68,471	5,938,490
		35,110,482

Oil, Gas & Consumable Fuels - 2.2%
Denbury Resources, Inc.	414,251	7,647,073

Pharmaceuticals - 4.4%
Johnson & Johnson	102,740	10,748,659
Roche Holding AG (ADR)	120,032	4,477,193
		15,225,852

Technology Hardware, Storage & Peripherals - 3.9%
Apple, Inc.	147,613	13,717,676

Total Equity Securities (Cost $191,025,399)		217,137,826

ASSET-BACKED SECURITIES - 4.0%	PRINCIPAL AMOUNT
American Credit Acceptance Receivables Trust:
2.84%, 5/15/19 (e)	$320,000	325,889
2.39%, 11/12/19 (e)	230,000	231,808
American Homes 4 Rent, 2.75%, 6/17/31 (e)(r)	500,000	496,910
Avis Budget Rental Car Funding AESOP LLC, 3.04%, 3/20/19 (e)	400,000	409,708
CAL Funding II Ltd., 3.35%, 3/27/28 (e)	875,000	873,884
California Republic Auto Receivables Trust, 1.18%, 8/15/17 (e)	182,635	183,555
CKE Restaurant Holdings, Inc., 4.474%, 3/20/43 (e)	392,500	403,143
CLI Funding V LLC, 3.29%, 6/18/29 (e)	400,000	399,836
Cronos Containers Program Ltd., 3.81%, 9/18/27 (e)	165,000	165,827
CV Mortgage Loan Trust, 4.311%, 12/25/43 (e)(r)	188,379	190,969

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ASSET-BACKED SECURITIES - CONT'D	PRINCIPAL AMOUNT	VALUE

Element Rail Leasing I LLC:
2.299%, 4/19/44 (e)	$195,071	$194,486
3.668%, 4/19/44 (e)	300,000	302,430
4.406%, 4/19/44 (e)	350,000	349,020
Flagship Rail Services LLC, 3.08%, 4/15/43 (e)	397,709	401,588
Ford Credit Auto Owner Trust/Ford Credit, 2.41%, 11/15/25 (e)	200,000	201,248
Global SC Finance II SRL, 2.98%, 4/17/28 (e)	936,333	937,704
Invitation Homes Trust:
1.60%, 12/17/30 (e)(r)	100,000	100,000
3.902%, 6/17/31 (e)(r)	400,000	400,572
MVW Owner Trust, 2.15%, 4/22/30 (e)	207,435	209,263
Navitas Equipment Receivables LLC, 1.95%, 11/15/16 (e)	241,986	242,071
OneMain Financial Issuance Trust:
2.43%, 6/18/24 (e)	200,000	199,996
3.24%, 6/18/24 (e)	100,000	100,750
Santander Drive Auto Receivables Trust, 1.94%, 3/15/18	230,000	233,548
Sierra Timeshare Receivables Funding LLC, 2.70%, 10/20/30 (e)	208,756	210,071
SLM Private Credit Student Loan Trust, 0.521%, 12/15/39 (r)	159,994	138,220
SLM Private Education Loan Trust:
2.59%, 1/15/26 (e)	200,000	202,508
3.00%, 5/16/44 (e)	300,000	291,035
3.50%, 11/15/44 (e)	100,000	96,656
SLM Student Loan Trust, 1.652%, 1/25/45 (r)	400,000	390,320
SolarCity LMC Series I LLC, 4.80%, 11/20/38 (e)	607,105	626,229
Solarcity LMC Series II LLC, 4.59%, 4/20/44 (e)	296,373	305,854
STORE Master Funding LLC, 4.21%, 4/20/44 (e)	599,750	608,087
SVO VOI Mortgage Corp., 2.00%, 9/20/29 (e)	351,034	352,259
TAL Advantage V LLC:
2.83%, 2/22/38 (e)	260,000	259,060
3.55%, 11/20/38 (e)	282,500	287,868
4.625%, 11/20/38 (e)	1,130,000	1,158,250
3.51%, 2/22/39 (e)	628,333	638,365
3.33%, 5/20/39 (e)	397,859	395,989
3.97%, 5/20/39 (e)	99,167	98,482
TOP-RE, Series 2013-LTR1, Class A Notes, 3.47%, 11/20/28	133,483	133,630
Trip Rail Master Funding LLC, 4.085%, 4/15/44 (e)	300,000	309,168

Total Asset-Backed Securities (Cost $13,957,744)		14,056,256

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED) - 0.5%
CAM Mortgage Trust, 2.60%, 5/15/48 (b)(e)(r)	600,000	600,000
Fannie Mae Connecticut Avenue Securities:
CAS 2014-CO2 1M2, 2.751%, 5/25/24 (r)	600,000	597,461
CAS 2014-CO2 2M2, 2.751%, 5/25/24 (r)	100,000	100,000
Freddie Mac Structured Agency Credit Risk Debt Notes, 1.602%, 11/25/23 (r)	270,014	272,934
Springleaf Mortgage Loan Trust, 1.57%, 12/25/59 (e)(r)	186,601	186,500

Total Collateralized Mortgage-Backed Obligations (Privately Originated) (Cost $1,756,771)		1,756,895

10 www.calvert.com CALVERT VP SRI BALANCED PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED)

COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.1%	PRINCIPAL AMOUNT	VALUE

BWAY Mortgage Trust, 2.809%, 3/10/33 (e)	$350,000	$348,972
COMM Mortgage Trust, 2.151%, 6/8/30 (e)(r)	550,000	551,075
COMM SAVA Mortgage Trust, 3.25%, 6/15/34 (e)(r)	300,000	300,177
Commercial Mortgage Pass Through Certificates:
2.054%, 6/11/27 (e)(r)	500,000	497,500
3.25%, 11/27/28 (e)(r)	125,218	125,612
EQTY 2014-INNS Mortgage Trust, 3.604%, 5/8/31 (e)(r)	600,000	600,052
Extended Stay America Trust:
2.958%, 12/5/31 (e)	295,000	299,296
3.604%, 12/5/31 (e)	450,000	461,468
GS Mortgage Securities Corp. II, 3.007%, 12/10/30 (e)	475,000	456,688
GS Mortgage Securities Trust:
Series - B, 3.79%, 1/10/31 (e)	300,000	306,057
Series - D, 3.79%, 1/10/31 (e)	200,000	192,778
Hilton USA Trust:
3.714%, 11/5/30 (e)	500,000	511,289
5.609%, 11/5/30 (e)(r)	100,000	103,228
JP Morgan Chase Commercial Mortgage Securities Trust:
3.751%, 6/15/29 (e)(r)	500,000	500,155
1.302%, 4/15/30 (e)(r)	300,000	299,569
LCCM Mortgage Trust, 3.897%, 5/15/31 (e)(r)	200,000	191,180
Motel 6 Trust, 2.743%, 10/5/25 (e)	850,000	859,629
ORES NPL LLC:
6.00%, 3/27/24 (e)	300,000	299,607
3.081%, 9/25/25 (e)	186,787	186,797
PFP III Ltd., 1.322%, 6/14/31 (e)(r)	299,934	300,617

Total Commercial Mortgage-Backed Securities (Cost $7,389,374)		7,391,746

CORPORATE BONDS - 25.8%
Agilent Technologies, Inc., 3.20%, 10/1/22	400,000	388,214
Alliance Mortgage Investments, Inc., 12.61%, 6/1/10 (b)(r)(x)*	385,345	—
Altera Corp., 2.50%, 11/15/18	250,000	253,840
Amazon.com, Inc.:
1.20%, 11/29/17	400,000	397,591
2.50%, 11/29/22	800,000	756,674
America Movil SAB de CV, 2.375%, 9/8/16	300,000	308,469
American Express Centurion Bank, 0.674%, 11/13/15 (r)	1,200,000	1,205,312
American Honda Finance Corp., 1.60%, 2/16/18 (e)	300,000	300,950
American Tower Corp., 3.40%, 2/15/19	300,000	313,846
Amgen, Inc.:
3.45%, 10/1/20	125,000	130,722
5.15%, 11/15/41	400,000	429,214
Aon plc, 4.60%, 6/14/44	300,000	299,994
Apple, Inc.:
3.45%, 5/6/24	200,000	202,229
3.85%, 5/4/43	200,000	183,966
Assured Guaranty US Holdings, Inc., 5.00%, 7/1/24	200,000	198,809

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CORPORATE BONDS - CONT'D	PRINCIPAL AMOUNT	VALUE

AT&T, Inc.:
2.95%, 5/15/16	$300,000	$311,802
1.40%, 12/1/17	200,000	199,161
2.30%, 3/11/19	625,000	630,977
3.875%, 8/15/21	300,000	319,156
4.35%, 6/15/45	900,000	853,126
Autodesk, Inc., 1.95%, 12/15/17	400,000	404,188
Bank of America Corp.:
0.554%, 8/15/16 (r)	300,000	297,378
2.60%, 1/15/19	400,000	404,705
2.65%, 4/1/19	200,000	202,720
4.125%, 1/22/24	1,400,000	1,443,390
5.125% to 6/17/19, floating rate thereafter to 12/29/49 (r)	400,000	398,501
Bank of America NA:
5.30%, 3/15/17	950,000	1,044,843
0.531%, 6/15/17 (r)	500,000	494,226
Bank of New York Mellon Corp., 2.40%, 1/17/17	300,000	310,608
BB&T Corp., 1.60%, 8/15/17	400,000	403,655
Becton Dickinson and Co., 3.125%, 11/8/21	250,000	257,015
BI-LO LLC / BI-LO Finance Corp., 8.625%, 9/15/18 (e)	300,000	304,500
Bombardier, Inc.:
4.75%, 4/15/19 (e)	300,000	305,250
6.00%, 10/15/22 (e)	200,000	205,000
Boston Properties LP:
3.70%, 11/15/18	200,000	213,507
3.85%, 2/1/23	500,000	515,618
Canadian National Railway Co., 1.45%, 12/15/16	100,000	101,369
Capital One Bank:
2.25%, 2/13/19	200,000	201,270
3.375%, 2/15/23	800,000	794,596
CBS Corp., 3.375%, 3/1/22	200,000	200,442
CC Holdings GS V LLC / Crown Castle GS III Corp., 2.381%, 12/15/17	400,000	407,340
CenturyLink, Inc.:
6.45%, 6/15/21	500,000	542,500
7.65%, 3/15/42	300,000	299,250
Cisco Systems, Inc., 5.50%, 1/15/40	350,000	407,523
CIT Group, Inc.:
5.25%, 3/15/18	650,000	697,937
5.00%, 8/1/23	200,000	204,750
Citigroup, Inc.:
2.50%, 9/26/18	1,100,000	1,117,929
2.55%, 4/8/19	300,000	302,346
5.50%, 9/13/25	600,000	669,281
Corning, Inc., 1.45%, 11/15/17	300,000	294,985
COX Communications, Inc., 4.70%, 12/15/42 (e)	300,000	291,746
Crown Castle Towers LLC, 4.883%, 8/15/40 (e)	500,000	552,290
Cummins, Inc., 4.875%, 10/1/43	350,000	383,633
CVS Pass-Through Trust, 6.036%, 12/10/28	554,100	637,857

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CORPORATE BONDS - CONT'D	PRINCIPAL AMOUNT	VALUE

DDR Corp., 4.75%, 4/15/18	$300,000	$326,499
Delphi Corp., 4.15%, 3/15/24	400,000	415,336
Discover Financial Services:
6.45%, 6/12/17	500,000	568,762
3.85%, 11/21/22	500,000	509,067
Discovery Communications LLC:
3.30%, 5/15/22	700,000	696,811
4.875%, 4/1/43	500,000	504,240
Dr Pepper Snapple Group, Inc., 3.20%, 11/15/21	150,000	152,527
Dun & Bradstreet Corp., 3.25%, 12/1/17	400,000	414,203
DuPont Fabros Technology LP, 5.875%, 9/15/21	300,000	313,500
Eaton Corp., 1.50%, 11/2/17	500,000	500,620
eBay, Inc., 2.60%, 7/15/22	300,000	287,418
Ecolab, Inc., 4.35%, 12/8/21	500,000	548,281
Enterprise Products Operating LLC:
4.85%, 3/15/44	200,000	206,351
7.034% to 1/15/18, floating rate thereafter to 1/15/68 (r)	1,000,000	1,141,400
EOG Resources, Inc., 2.625%, 3/15/23	400,000	386,014
ERP Operating LP, 4.625%, 12/15/21	300,000	330,221
Excalibur One 77B LLC, 1.492%, 1/1/25	125,266	119,693
Experian Finance plc, 2.375%, 6/15/17 (e)	400,000	408,762
Express Scripts Holding Co.:
4.75%, 11/15/21	200,000	221,356
3.50%, 6/15/24	400,000	395,810
FedEx Corp.:
2.625%, 8/1/22	400,000	383,570
3.875%, 8/1/42	200,000	179,599
Fidelity National Information Services, Inc., 2.00%, 4/15/18	400,000	398,407
Fifth Third Bancorp, 2.30%, 3/1/19	300,000	301,564
Ford Motor Credit Co. LLC:
3.984%, 6/15/16	450,000	475,502
0.80%, 12/6/17 (r)	400,000	400,263
2.375%, 3/12/19	150,000	150,728
5.875%, 8/2/21	700,000	821,844
General Mills, Inc., 3.15%, 12/15/21	1,000,000	1,020,659
Genworth Holdings, Inc., 4.80%, 2/15/24	750,000	801,433
Gilead Sciences, Inc.:
3.70%, 4/1/24	300,000	307,830
4.80%, 4/1/44	600,000	633,117
GlaxoSmithKline Capital, Inc., 2.80%, 3/18/23	400,000	389,071
Goldman Sachs Group, Inc.:
2.375%, 1/22/18	100,000	101,554
6.15%, 4/1/18	875,000	1,003,467
4.00%, 3/3/24	1,300,000	1,323,347
Great River Energy, 5.829%, 7/1/17 (e)	178,552	194,224
Grupo Bimbo SAB de CV:
3.875%, 6/27/24 (e)	300,000	299,406
4.875%, 6/27/44 (e)	300,000	293,145

www.calvert.com CALVERT VP SRI BALANCED PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 13

CORPORATE BONDS - CONT'D	PRINCIPAL AMOUNT	VALUE

Harley-Davidson Financial Services, Inc., 2.70%, 3/15/17 (e)	$300,000	$310,271
HCP, Inc., 3.15%, 8/1/22	400,000	392,260
Health Care REIT, Inc., 3.75%, 3/15/23	400,000	401,263
Hercules Offshore, Inc., 8.75%, 7/15/21 (e)	300,000	317,250
Hershey Co., 1.50%, 11/1/16	150,000	152,753
Home Depot, Inc.:
2.70%, 4/1/23	400,000	388,235
4.20%, 4/1/43	400,000	391,492
Host Hotels & Resorts LP, 3.75%, 10/15/23	300,000	297,294
Howard Hughes Medical Institute, 3.50%, 9/1/23	450,000	463,304
Illinois Tool Works, Inc., 3.90%, 9/1/42	200,000	188,569
Ingredion, Inc., 1.80%, 9/25/17	400,000	400,309
Intel Corp., 4.80%, 10/1/41	250,000	264,752
International Business Machines Corp.:
2.90%, 11/1/21	150,000	151,819
3.625%, 2/12/24	300,000	307,815
International Finance Corp., 0.625%, 11/15/16	75,000	74,813
JLL/Delta Dutch Newco BV, 7.50%, 2/1/22 (e)	300,000	310,500
John Deere Capital Corp.:
1.25%, 12/2/14	250,000	251,046
1.95%, 3/4/19	120,000	120,054
JPMorgan Chase & Co.:
1.129%, 1/25/18 (r)	500,000	507,044
2.35%, 1/28/19	400,000	404,682
3.875%, 2/1/24	600,000	617,867
3.625%, 5/13/24	1,400,000	1,405,613
Kimberly-Clark Corp., 3.70%, 6/1/43	300,000	277,634
Kinder Morgan Energy Partners LP:
3.45%, 2/15/23	500,000	485,222
5.50%, 3/1/44	200,000	211,124
Laboratory Corp. of America Holdings:
2.20%, 8/23/17	400,000	407,173
2.50%, 11/1/18	200,000	203,795
Liberty Mutual Group, Inc., 4.25%, 6/15/23 (e)	1,050,000	1,088,290
Life Technologies Corp., 6.00%, 3/1/20	300,000	350,636
LL & P Wind Energy, Inc. Washington Revenue Bonds, 6.192%, 12/1/27 (e)	700,000	682,108
Lowe's Co.'s, Inc., 4.65%, 4/15/42	200,000	209,855
LULWA Ltd., 1.888%, 2/15/25	607,235	589,224
Macquarie Group Ltd., 3.00%, 12/3/18 (e)	100,000	102,581
Masco Corp.:
5.85%, 3/15/17	400,000	441,000
6.50%, 8/15/32	150,000	158,625
Mattel, Inc.:
1.70%, 3/15/18	300,000	298,718
3.15%, 3/15/23	300,000	292,922
McDonald's Corp., 3.625%, 5/1/43	400,000	360,523
Memorial Sloan-Kettering Cancer Center, 4.125%, 7/1/52	200,000	192,188

14 www.calvert.com CALVERT VP SRI BALANCED PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED)

CORPORATE BONDS - CONT'D	PRINCIPAL AMOUNT	VALUE

Methanex Corp.:
3.25%, 12/15/19	$400,000	$409,545
5.25%, 3/1/22	700,000	773,934
Microsoft Corp.:
2.125%, 11/15/22	300,000	287,242
3.50%, 11/15/42	300,000	267,209
Morgan Stanley:
6.25%, 8/28/17	600,000	683,809
2.50%, 1/24/19	300,000	303,360
5.50%, 1/26/20	800,000	915,654
3.875%, 4/29/24	300,000	303,636
5.00%, 11/24/25	300,000	319,970
National Money Mart Co., 10.375%, 12/15/16	600,000	632,250
Nationwide Health Properties, Inc., 6.90%, 10/1/37	150,000	184,392
New York Life Global Funding, 1.65%, 5/15/17 (e)	200,000	202,462
NII Capital Corp.:
10.00%, 8/15/16	400,000	124,000
7.625%, 4/1/21	300,000	86,250
NIKE, Inc.:
2.25%, 5/1/23	400,000	377,294
3.625%, 5/1/43	400,000	369,317
Nissan Motor Acceptance Corp.:
1.95%, 9/12/17 (e)	100,000	101,266
2.65%, 9/26/18 (e)	300,000	307,877
2.35%, 3/4/19 (e)	450,000	453,182
Nordstrom, Inc., 4.00%, 10/15/21	200,000	214,090
North American Development Bank:
2.30%, 10/10/18	500,000	507,419
2.40%, 10/26/22	360,000	342,770
NOVA Chemicals Corp., 8.625%, 11/1/19	400,000	427,200
Numericable Group SA, 6.00%, 5/15/22 (e)	300,000	312,000
Nuveen Investments, Inc., 9.50%, 10/15/20 (e)	400,000	474,000
NYU Hospitals Center, 4.428%, 7/1/42	300,000	281,606
Penske Truck Leasing Co. LP / PTL Finance Corp., 2.875%, 7/17/18 (e)	300,000	307,090
Pentair Finance SA:
1.35%, 12/1/15	400,000	403,098
1.875%, 9/15/17	400,000	404,356
PepsiCo, Inc., 2.75%, 3/1/23	600,000	586,555
Perrigo Co. plc, 5.30%, 11/15/43 (e)	200,000	214,551
Pioneer Natural Resources Co., 5.875%, 7/15/16	900,000	984,847
PNC Bank NA, 2.70%, 11/1/22	500,000	481,980
ProLogis LP, 6.875%, 3/15/20	109,000	130,963
Prospect Medical Holdings, Inc., 8.375%, 5/1/19 (e)	200,000	218,000
Prudential Financial, Inc.:
3.50%, 5/15/24	300,000	299,098
4.60%, 5/15/44	300,000	302,435
Regency Centers LP, 3.75%, 6/15/24	300,000	301,057
Reynolds Group Issuer Inc / Reynolds Group Issuer LLC, 9.00%, 4/15/19	400,000	423,500

www.calvert.com CALVERT VP SRI BALANCED PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 15

CORPORATE BONDS - CONT'D	PRINCIPAL AMOUNT	VALUE

Rogers Communications, Inc.:
3.00%, 3/15/23	$400,000	$384,923
5.00%, 3/15/44	400,000	417,125
Sanofi SA, 1.25%, 4/10/18	400,000	394,752
SBA Tower Trust:
2.24%, 4/15/43 (e)	220,000	218,288
3.722%, 4/15/48 (e)	660,000	656,101
Simon Property Group LP, 6.125%, 5/30/18	300,000	349,035
Spencer Spirit Holdings, Inc.:
11.00%, 5/1/17 (e)	800,000	849,000
9.00%, 5/1/18 (e)	400,000	409,840
St. Jude Medical, Inc., 3.25%, 4/15/23	300,000	297,363
Standard Chartered plc, 3.95%, 1/11/23 (e)	400,000	397,900
Stanley Black & Decker, Inc., 2.90%, 11/1/22	400,000	390,819
State Street Corp., 3.10%, 5/15/23	200,000	196,398
SunTrust Bank:
0.517%, 8/24/15 (r)	500,000	499,403
7.25%, 3/15/18	500,000	592,042
SunTrust Banks, Inc., 2.35%, 11/1/18	300,000	303,836
Tagua Leasing LLC, 1.581%, 11/16/24	531,507	509,150
Telefonica Emisiones SAU:
3.992%, 2/16/16	400,000	418,799
3.192%, 4/27/18	400,000	418,030
Texas Instruments, Inc., 1.65%, 8/3/19	400,000	393,075
The Hertz Corp., 7.50%, 10/15/18	400,000	419,000
The TJX Co.'s, Inc., 2.50%, 5/15/23	400,000	380,134
Thermo Fisher Scientific, Inc., 5.30%, 2/1/44	200,000	221,983
Thomson Reuters Corp.:
4.30%, 11/23/23	200,000	209,665
5.65%, 11/23/43	200,000	220,566
Time Warner Cable, Inc., 5.50%, 9/1/41	300,000	335,606
Time Warner, Inc.:
4.875%, 3/15/20	100,000	112,040
4.05%, 12/15/23	750,000	777,978
5.375%, 10/15/41	280,000	304,337
4.90%, 6/15/42	300,000	305,525
TJX Co.'s, Inc., 2.75%, 6/15/21	400,000	400,148
Toyota Motor Credit Corp., 2.05%, 1/12/17	300,000	308,164
United Parcel Service, Inc.:
3.125%, 1/15/21	150,000	156,391
2.45%, 10/1/22	300,000	291,103
US Bancorp, 2.95%, 7/15/22	300,000	295,433
US Bank:
4.95%, 10/30/14	100,000	101,525
3.778% to 4/29/15, floating rate thereafter to 4/29/20 (r)	500,000	511,764
Ventas Realty LP / Ventas Capital Corp., 3.25%, 8/15/22	400,000	395,454

16 www.calvert.com CALVERT VP SRI BALANCED PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED)

CORPORATE BONDS - CONT'D	PRINCIPAL AMOUNT	VALUE

Viacom, Inc.:
3.125%, 6/15/22	$1,000,000	$981,929
5.25%, 4/1/44	300,000	316,930
Vornado Realty LP, 5.00%, 1/15/22	400,000	438,150
Wachovia Capital Trust III, 5.57%, 3/29/49 (r)	500,000	485,000
Walgreen Co., 1.80%, 9/15/17	400,000	403,462
Weingarten Realty Investors, 4.45%, 1/15/24	400,000	418,398
Wells Fargo & Co.:
1.15%, 6/2/17	600,000	598,944
4.10%, 6/3/26	400,000	405,040
Whirlpool Corp., 3.70%, 3/1/23	700,000	706,911
Willis Group Holdings plc, 4.125%, 3/15/16	500,000	522,800
Wisconsin Public Service Corp., 3.671%, 12/1/42	400,000	373,916
Zoetis, Inc., 3.25%, 2/1/23	400,000	395,678

Total Corporate Bonds (Cost $88,805,413)		90,001,541

FLOATING RATE LOANS(d) - 0.1%
BJ's Wholesale Club, Inc., 4.50%, 9/26/19 (r)	147,759	147,907
SUPERVALU, Inc., 4.50%, 3/21/19 (r)	196,245	196,092

Total Floating Rate Loans (Cost $343,339)		343,999

MUNICIPAL OBLIGATIONS - 0.9%
Connecticut Special Tax Obligation Revenue Bonds, 5.459%, 11/1/30	300,000	333,138
Government Development Bank for Puerto Rico Revenue Bonds:
3.448%, 2/1/15 (b)	200,000	194,500
4.704%, 5/1/16	500,000	420,000
New York City GO Bonds, 5.206%, 10/1/31	470,000	531,312
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, 5.767%, 8/1/36	600,000	732,846
New York State Dormitory Authority Revenue Bonds, 5.289%, 3/15/33	400,000	463,416
Utah GO Bonds, 3.539%, 7/1/25	400,000	414,632

Total Municipal Obligations (Cost $3,150,539)		3,089,844

SOVEREIGN GOVERNMENT BONDS - 0.4%
Export Development Canada, 0.875%, 1/30/17	125,000	125,280
Kommunalbanken AS, 0.75%, 11/21/16 (e)	100,000	99,812
Province of Ontario Canada:
1.65%, 9/27/19	445,000	438,107
2.45%, 6/29/22	400,000	390,572
Province of Quebec Canada, 2.625%, 2/13/23	230,000	224,072

Total Sovereign Government Bonds (Cost $1,296,724)		1,277,843

www.calvert.com CALVERT VP SRI BALANCED PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 17

U.S. TREASURY OBLIGATIONS - 0.8%	PRINCIPAL AMOUNT	VALUE

United States Treasury Bonds, 3.625%, 2/15/44	$515,000	$543,486
United States Treasury Notes:
0.875%, 6/15/17	790,000	790,309
1.625%, 6/30/19	625,000	625,000
2.125%, 6/30/21	460,000	459,928
2.50%, 5/15/24	240,000	239,663

Total U.S. Treasury Obligations (Cost $2,649,310)		2,658,386

TIME DEPOSIT - 2.6%
State Street Bank Time Deposit, 0.083%, 7/1/14	9,127,353	9,127,353

Total Time Deposit (Cost $9,127,353)		9,127,353

TOTAL INVESTMENTS (Cost $319,501,966) - 99.5%		346,841,689
Other assets and liabilities, net - 0.5%		1,682,204
NET ASSETS - 100%		$348,523,893

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Purchased:
10 Year U.S. Treasury Notes	23	9/14	$2,878,953	$64
Ultra U.S. Treasury Bonds	7	9/14	1,049,563	8,271
Total Purchased				$8,335

Sold:
2 Year U.S. Treasury Notes	14	9/14	$3,074,313	$1,920
5 Year U.S. Treasury Notes	33	9/14	3,942,211	8,442
Total Sold				$10,362

See notes to financial statements.

18 www.calvert.com CALVERT VP SRI BALANCED PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED)

(b) This security was valued under the direction of the Board of Directors. See Note A.
(d) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. Floating rate loans generally pay interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate (“LIBOR”) or other short-term rates. The rate shown is the rate in effect at period end. Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or Borrower prior to disposition of a floating rate loan.
(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(x) Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.

*	Non-income producing security.
Abbreviations:
ADR: American Depositary Receipts
GO: General Obligation
LLC: Limited Liability Corporation
LP: Limited Partnership
plc: Public Limited Company
REIT: Real Estate Investment Trust
See notes to financial statements.

www.calvert.com CALVERT VP SRI BALANCED PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 19

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2014

ASSETS
Investments in securities, at value (Cost $319,501,966) - see accompanying schedule	$346,841,689
Receivable for securities sold	41,602,464
Receivable for futures variation margin	3,633
Receivable for shares sold	104,400
Interest and dividends receivable	1,148,093
Cash collateral at broker	32,449
Other assets	4,450
Total assets	389,737,178

LIABILITIES
Payable for securities purchased	40,746,027
Payable for shares redeemed	203,607
Payable to Calvert Investment Management, Inc.	117,850
Payable to Calvert Investment Administrative Services, Inc.	78,278
Payable to Calvert Investment Services, Inc.	2,154
Accrued expenses and other liabilities	65,369
Total liabilities	41,213,285

NET ASSETS	$348,523,893

NET ASSETS CONSIST OF:
Paid-in capital applicable to the following shares of common stock outstanding;
$0.01 par value, 1,000,000,000 shares authorized:
Class I: 160,619,543 shares outstanding	$296,529,396
Class F: 986 shares outstanding	2,175
Undistributed net investment income	3,067,026
Accumulated net realized gain (loss) on investments and foreign currency transactions	21,566,876
Net unrealized appreciation (depreciation) on investments	27,358,420

NET ASSETS	$348,523,893

NET ASSET VALUE PER SHARE
Class I (based on net assets of $348,521,740)	$2.170
Class F (based on net assets of $2,153)	$2.183

See notes to financial statements.

20 www.calvert.com CALVERT VP SRI BALANCED PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED)

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2014

NET INVESTMENT INCOME
Investment Income:
Interest income	$1,996,536
Dividend income (net of foreign taxes withheld of $64,421)	2,081,692
Total investment income	4,078,228

Expenses:
Investment advisory fee	689,260
Administrative fees	462,301
Transfer agency fees and expenses	133,813
Distribution Plan expenses:
Class F	2
Directors’ fees and expenses	22,808
Custodian fees	45,360
Accounting fees	25,429
Professional fees	32,637
Miscellaneous	7,087
Total expenses	1,418,697
Reimbursement from Advisor:
Class F	(503)
Net expenses	1,418,194

NET INVESTMENT INCOME	2,660,034

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	2,534,806
Foreign currency transactions	(58)
Futures	123,722
2,658,470

Change in unrealized appreciation (depreciation) on:
Investments	16,021,428
Assets and liabilities denominated in foreign currencies	52
Futures	(48,825)
15,972,655

NET REALIZED AND UNREALIZED GAIN (LOSS)	18,631,125

INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$21,291,159

See notes to financial statements.

www.calvert.com CALVERT VP SRI BALANCED PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 21

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS	SIX MONTHS ENDED JUNE 30, 2014	YEAR ENDED DECEMBER 31, 2013
Operations:
Net investment income	$2,660,034	$3,416,543
Net realized gain (loss)	2,658,470	61,095,803
Change in unrealized appreciation (depreciation)	15,972,655	(11,416,230)

INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	21,291,159	53,096,116

Distributions to shareholders from:
Net investment income:
Class I shares	—	(3,382,969)
Class F shares	—	(5)
Net realized gain:
Class I shares	—	(28,543,837)
Class F shares	—	(170)
Total distributions	—	(31,926,981)

Capital share transactions:
Shares sold:
Class I shares	7,050,090	16,925,985
Class F shares	—	2,000
Reinvestment of distributions:
Class I shares	—	31,926,806
Class F shares	—	175
Shares redeemed:
Class I shares	(19,312,983)	(35,726,097)
Class F shares	—	—
Total capital share transactions	(12,262,893)	13,128,869

TOTAL INCREASE (DECREASE) IN NET ASSETS	9,028,266	34,298,004

NET ASSETS
Beginning of period	339,495,627	305,197,623
End of period (including undistributed net investment income
of $3,067,026 and $406,992, respectively)	$348,523,893	$339,495,627

CAPITAL SHARE ACTIVITY
Shares sold:
Class I shares	3,384,021	8,107,990
Class F shares	—	900
Reinvestment of distributions:
Class I shares	—	15,876,084
Class F shares	—	86
Shares redeemed:
Class I shares	(9,328,247)	(17,304,476)
Class F shares	—	—
Total capital share activity	(5,944,226)	6,680,584

See notes to financial statements.

22 www.calvert.com CALVERT VP SRI BALANCED PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED)

NOTES TO FINANCIAL STATEMENTS
NOTE A — SIGNIFICANT ACCOUNTING POLICIES
General: Calvert VP SRI Balanced Portfolio (the “Portfolio”), a series of Calvert Variable Series, Inc. (the “Fund”), is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund is comprised of two separate portfolios. The operations of each series of the Fund are accounted for separately. Shares of the Portfolio are sold without sales charge to affiliated and unaffiliated insurance companies for allocation to certain of their variable separate accounts. The Portfolio offers Class F and Class I shares. Class F shares are subject to Distribution Plan expenses, while Class I shares are not. Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class-specific expenses, (b) exchange privileges; and (c) class-specific voting rights.
Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Portfolio uses independent pricing services approved by the Board of Directors (“the Board”) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
The Board has adopted Valuation Procedures (the “Procedures”) to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. The Board has delegated the day-to-day responsibility for determining the fair value of assets of the Portfolio to Calvert Investment Management, Inc. (the “Advisor” or “Calvert”) and has provided these Procedures to govern Calvert in its valuation duties.
Calvert has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated.
The Valuation Committee meets on a regular basis to review illiquid securities and other investments which may not have readily available market prices. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.
The Valuation Committee utilizes various methods to measure the fair value of the Portfolio’s investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. There were no such transfers during the period. Valuation techniques used to value the Portfolio’s investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, floating rate loans, sovereign government bonds, municipal securities, and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and such securities are generally categorized as Level 2 in the hierarchy. For asset-backed securities, collateralized mortgage-backed obligations, commercial mortgage-backed securities, and U.S. government agency mortgage-backed securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities of sufficient credit quality with remaining maturities of sixty days or less for which

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quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the Portfolio, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and such securities are categorized as Level 3 in the hierarchy.
If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Advisor, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by the Valuation Committee.
The Valuation Committee considers a number of factors, including significant unobservable valuation inputs when arriving at fair value. It considers all significant facts that are reasonably available and relevant to the determination of fair value.
The Valuation Committee primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. When more appropriate, the fund may employ an income-based or cost approach. An income-based valuation approach discounts anticipated future cash flows of the investment to calculate a present amount (discounted). The measurement is based on the value indicated by current market expectations about those future amounts. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. A cost based approach is based on the amount that currently would be required to replace the service capacity of an asset (current replacement cost). From the seller’s perspective, the price that would be received for the asset is determined based on the cost to a buyer to acquire or construct a substitute asset of comparable utility, adjusted for obsolescence.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.
At June 30, 2014, securities valued at $794,500, or 0.2% of net assets, were fair valued in good faith under the direction of the Board.

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The following table summarizes the market value of the Portfolio's holdings as of June 30, 2014, based on the inputs used to value them:

	VALUATION INPUTS
INVESTMENTS IN SECURITIES	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Equity securities*	$217,137,826	—	—	$217,137,826
Asset-backed securities	—	$14,056,256	—	14,056,256
Collateralized mortgage-backed obligations	—	1,756,895	—	1,756,895
Commercial mortgage-backed securities	—	7,391,746	—	7,391,746
Corporate debt	—	90,001,541	—**	90,001,541
Municipal obligations	—	3,089,844	—	3,089,844
Other debt obligations	—	10,749,195	—	10,749,195
U.S. government obligations	—	2,658,386	—	2,658,386
TOTAL	$217,137,826	$129,703,863	—**	$346,841,689
Other financial instruments***	$18,697	—	—	$18,697

* For further breakdown of equity securities by industry type, please refer to the Schedule of Investments.
** Level 3 securities represent 0.0% of net assets.
*** Other financial instruments are derivative instruments not reflected in the Total Investments in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

Futures Contracts: The Portfolio may purchase and sell futures contracts, but only when, in the judgment of the Advisor, such a position acts as a hedge, as a substitute for direct investment in a particular asset class to facilitate rebalancing of the Portfolio, or to provide market exposure to the Portfolio’s uncommitted cash balances. The Portfolio may not enter into futures contracts for the purpose of speculation or leverage. These futures contracts may include, but are not limited to, futures contracts based on U.S. government obligations and market index futures contracts. The Portfolio is subject to interest rate risk and market risk in the normal course of pursuing its investment objectives and may use futures contracts to hedge against changes in the value of interest rates and the value of securities. The Portfolio may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Portfolio’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Portfolio. During the period, the Portfolio used U.S. Treasury futures contracts to hedge against interest rate changes, to manage overall duration of the Portfolio, and to implement tactical asset allocation decisions. The Portfolio’s futures contracts at period end are presented in the Schedule of Investments.
During the period, the Portfolio invested in 2 year, 5 year, 10 year, and Ultra U.S. Treasury Notes and Bond futures. The volume of outstanding contracts has varied throughout the year with a weighted average of 81 contracts and $6,582,690 weighted average notional value.
Loan Participations and Assignments: The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. A Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases

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assignments from lenders it acquires direct rights against the borrower of the loan. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower.
Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. (See the Schedule of Investments footnotes on page 19.) A debt obligation may be removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. The Fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees, and prepayment fees. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a specific class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.
Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Portfolio’s capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Federal Income Taxes: No provision for federal income or excise tax is required since the Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Portfolio’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements. A Portfolio’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.
NOTE B — RELATED PARTY TRANSACTIONS
Calvert Investment Management, Inc. (the “Advisor”) is wholly-owned by Calvert Investments, Inc., which is indirectly wholly-owned by Ameritas Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and Directors of the Fund who are employees of the Advisor or its affiliates. For its services, the Advisor receives an annual fee, payable monthly, on the following rates of the Portfolio’s average daily net assets: .41% on the first $500 million, .36% on the next $500 million, and .325% on the excess of $1 billion.
Calvert Investment Administrative Services, Inc., an affiliate of the Advisor, provides administrative services to the Portfolio for an annual fee, payable monthly, of .275% of the average daily net assets of the Portfolio.
Calvert Investment Distributors, Inc. (“CID”), an affiliate of the Advisor, is the distributor and principal underwriter for the Portfolio. Pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Portfolio has adopted a Distribution Plan that permits the Portfolio to pay certain expenses associated with the distribution and servicing of its Class F shares. The expenses paid may not exceed 0.25% annually of the average daily net assets of Class F.
Calvert Investment Services, Inc. (“CIS”), an affiliate of the Advisor, acts as shareholder servicing agent for the Portfolio. For its services, CIS received a fee of $12,548 for the six months ended June 30, 2014. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent.

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Each Director of the Fund who is not an employee of the Advisor or its affiliates receives a fee of $1,500 for each Board and Committee meeting attended plus an annual fee of $40,000. Committee chairs receive an additional $5,000 annual retainer. Directors’ fees are allocated to each of the portfolios served.
NOTE C — INVESTMENT ACTIVITY AND TAX INFORMATION
During the period, the cost of purchases and proceeds from sales of investments, other than U.S. government and short-term securities, were $127,145,902 and $108,480,207, respectively. U.S. government security purchases and sales were $71,586,733 and $77,781,436, respectively.
The Portfolio may purchase securities, typically short-term variable rate demand notes, from or sell to other funds managed by the Advisor. These interportfolio transactions are primarily used for cash management purposes and are made pursuant to Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2014, such purchases were $65,926.
As of June 30, 2014, the tax basis components of appreciation/(depreciation) and the federal tax cost were as follows:

Unrealized appreciation	$29,581,087
Unrealized (depreciation)	(2,389,887)
Net unrealized appreciation/(depreciation)	$27,191,200

Federal income tax cost of investments	$319,650,489
NOTE D — LINE OF CREDIT
A financing agreement is in place with the Calvert Funds and State Street Corporation (“SSC”). Under the agreement, SSC provides an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), accessible by the Funds for temporary or emergency purposes only. Borrowings under the committed facility bear interest at the higher of the London Interbank Offered Rate (LIBOR) or the overnight Federal Funds Rate plus 1.25% per annum. A commitment fee of .11% per annum is incurred on the unused portion of the committed facility, which is allocated to all participating funds. The Portfolio had no loans outstanding pursuant to this line of credit at June 30, 2014.
For the six months ended June 30, 2014, borrowing information by the Portfolio under the agreement was as follows:

Average Daily Balance	Weighted Average Interest Rate	Maximum Amount Borrowed	Month Of Maximum Amount Borrowed
$553	1.34%	$100,042	April 2014
NOTE E — SUBSEQUENT EVENTS
In preparing the financial statements as of June 30, 2014, no subsequent events or transactions occurred that would have required recognition or disclosure in these financial statements.

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FINANCIAL HIGHLIGHTS

	PERIODS ENDED
	JUNE 30,	DECEMBER 31,
CLASS I SHARES	2014	2013	2012	2011	2010	2009
Net asset value, beginning	$2.038	$1.909	$1.749	$1.695	$1.533	$1.247
Income from investment operations:
Net investment income	0.017	0.022	0.024	0.023	0.024	0.030
Net realized and unrealized gain (loss)	0.115	0.318	0.160	0.054	0.161	0.287
Total from investment operations	0.132	0.340	0.184	0.077	0.185	0.317
Distributions from:
Net investment income	—	(0.022)	(0.024)	(0.023)	(0.023)	(0.031)
Net realized gain	—	(0.189)	—	—	—	—
Total distributions	—	(0.211)	(0.024)	(0.023)	(0.023)	(0.031)
Total increase (decrease) in net asset value	0.132	0.129	0.160	0.054	0.162	0.286
Net asset value, ending	$2.170	$2.038	$1.909	$1.749	$1.695	$1.533

Total return*	6.48%	18.00%	10.51%	4.56%	12.10%	25.39%
Ratios to average net assets: A
Net investment income	1.58% (a	1.07%	1.10%	1.37%	1.47%	2.11%
Total expenses	0.84% (a	0.90%	0.90%	0.91%	0.91%	0.91%
Expenses before offsets	0.84% (a	0.90%	0.90%	0.91%	0.91%	0.91%
Net expenses	0.84% (a	0.90%	0.90%	0.91%	0.90%	0.91%
Portfolio turnover	59%	161%	150%	121%	116%	89%
Net assets, ending (in thousands)	$348,522	$339,494	$305,198	$354,038	$334,915	$312,728

A    Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the portfolio.
(a) Annualized.
* Total return is not annualized for periods of less than one year and does not reflect charges and expenses of the variable annuity or variable universal life contract.

See notes to financial statements.

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FINANCIAL HIGHLIGHTS

	PERIODS ENDED
	JUNE 30,	DECEMBER 31,
CLASS F SHARES	2014	2013 #
Net asset value, beginning	$2.055	$2.223
Income from investment operations:
Net investment income	0.013	0.005
Net realized and unrealized gain (loss)	0.115	0.021
Total from investment operations	0.128	0.026
Distributions from:
Net investment income	—	(0.005)
Net realized gain	—	(0.189)
Total distributions	—	(0.194)
Total increase (decrease) in net asset value	0.128	(0.168)
Net asset value, ending	$2.183	$2.055

Total return*	6.23%	1.31%
Ratios to average net assets: A
Net investment income	1.25% (a	.99% (a)
Total expenses	50.40% (a	1.15% (a)
Expenses before offsets	1.15% (a	1.15% (a)
Net expenses	1.15% (a	1.15% (a)
Portfolio turnover	59%	161%
Net assets, ending (in thousands)	$2	$2

A    Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the portfolio.
(a) Annualized.
# From October 18, 2013 inception.
* Total return is not annualized for periods of less than one year and does not reflect charges and expenses of the variable annuity or variable universal life contract.

See notes to financial statements.

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EXPLANATION OF FINANCIAL TABLES
SCHEDULE OF INVESTMENTS
The Schedule of Investments is a snapshot of all securities held in the fund at their market value, on the last day of the reporting period. Securities are listed by asset type (e.g., common stock, corporate bonds, U.S. government obligations) and may be further broken down into sub-groups and by industry classification.
STATEMENT OF ASSETS AND LIABILITIES
The Statement of Assets and Liabilities is often referred to as the fund’s balance sheet. It lists the value of what the fund owns, is due and owes on the last day of the reporting period. The fund’s assets include the market value of securities owned, cash, receivables for securities sold and shareholder subscriptions, and receivables for dividends and interest payments that have been earned, but not yet received. The fund’s liabilities typically include payables for securities purchased and shareholder redemptions, and expenses owed but not yet paid. The statement also reports the fund’s net asset value (NAV) per share on the last day of the reporting period. The NAV is calculated by dividing the fund’s net assets (assets minus liabilities) by the number of shares outstanding. This statement is accompanied by a Schedule of Investments. Alternatively, if certain conditions are met, a Statement of Net Assets may be presented in lieu of this statement and the Schedule of Investments.
STATEMENT OF NET ASSETS
The Statement of Net Assets provides a detailed list of the fund’s holdings, including each security’s market value on the last day of the reporting period. The Statement of Net Assets includes a Schedule of Investments. Other assets are added and other liabilities subtracted from the investments total to calculate the fund’s net assets. Finally, net assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) per share.
At the end of the Statement of Net Assets is a table displaying the composition of the fund’s net assets. Paid in Capital is the money invested by shareholders and represents the bulk of net assets. Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the amounts the fund had available to distribute to shareholders as of the statement date. Accumulated Realized Losses will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund’s investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.
STATEMENT OF OPERATIONS
The Statement of Operations summarizes the fund’s investment income earned and expenses incurred in operating the fund. Investment income includes dividends earned from stocks and interest earned from interest-bearing securities in the fund. Expenses incurred in operating the fund include the advisory fee paid to the investment advisor, administrative services fees, distribution plan expenses (if applicable), transfer agent fees, shareholder servicing expenses, custodial, legal, and audit fees, and the printing and postage expenses related to shareholder reports. Expense offsets (fees paid indirectly) may also be shown. Credits earned from offset arrangements are used to reduce the fund’s expenses. This statement also shows net gains (losses) realized on the sale of investments and the increase or decrease in the unrealized appreciation (depreciation) on investments held during the period.
STATEMENT OF CHANGES IN NET ASSETS
The Statement of Changes in Net Assets shows how the fund’s total net assets changed during the two most recent reporting periods. Changes in the fund’s net assets are attributable to investment operations, distributions and capital share transactions.
The Operations section of the report summarizes information detailed in the Statement of Operations. The Distribution section shows the dividend and capital gain distributions made to shareholders. The amounts shown as distributions in this section may not match the net investment income and realized gains amounts shown in the Operations section because distributions are determined on a tax basis and certain investments or transactions may be treated differently for financial statement and tax purposes. The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed. The corresponding numbers of shares issued, reinvested and redeemed are shown at the end of the report.

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FINANCIAL HIGHLIGHTS
The Financial Highlights table provides a per-share breakdown by class of the components that affect the fund’s net asset value for current and past reporting periods. The table provides total return, total distributions, expense ratios, portfolio turnover and net assets for the applicable period. Total return is a measure of a fund’s performance that encompasses all elements of return: dividends, capital gain distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gain distributions, expressed as a percentage of the initial investment. Total distributions include distributions from net investment income and net realized gains. Long-term gains are earned on securities held in the fund more than one year. Short-term gains, on the sale of securities held less than one year, are treated as ordinary dividend income for tax purposes. The expense ratio is a fund’s cost of doing business, expressed as a percentage of net assets. These expenses directly reduce returns to shareholders. Portfolio turnover measures the trading activity in a fund’s investment portfolio – how often securities are bought and sold by a fund. Portfolio turnover is affected by market conditions, changes in the size of the fund, the nature of the fund’s investments and the investment style of the portfolio manager.
PROXY VOTING
The Proxy Voting Guidelines that the Portfolio uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the Fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-368-2745, by visiting the Calvert website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling the Fund, by visiting the Calvert website at www.calvert.com or visiting the SEC’s website at www.sec.gov.
AVAILABILITY OF QUARTERLY PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.
Investors should carefully consider the investment objectives, risks, charges and expenses of the Calvert Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call Calvert at 800/368-2745.

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Calvert VP SRI Mid Cap Growth Portfolio
Semi-Annual Report June 30, 2014

TABLE OF CONTENTS

4	Market Commentary
7	Shareholder Expense Example
8	Statement of Net Assets
11	Statement of Operations
12	Statements of Changes in Net Assets
13	Notes to Financial Statements
17	Financial Highlights
18	Explanation of Financial Tables
19	Proxy Voting
19	Availability of Quarterly Portfolio Holdings

CALVERT VP SRI MID CAP GROWTH PORTFOLIO
Portfolio within Calvert Variable Series, Inc.
Managed by New Amsterdam Partners, LLC, Subadvisor
Investment Climate
Equity markets weathered a rise in geopolitical tensions during the first half of 2014, marked by turmoil in the Middle East and conflict in the Ukraine. Despite these tensions, all major global equity indices posted strong returns over the reporting period. The U.S. economic recovery regained its footing after a disappointing first quarter, while easing measures announced by the European Central Bank (ECB) were a welcome development following a string of weaker-than-expected macroeconomic data in the eurozone. Meanwhile, signs that economic growth in China was stabilizing helped emerging-market equities rebound after a rough start to the year. For the six-month period ending June 30, 2014, the Standard and Poor’s (S&P) 500, Russell 1000, Russell 2000, MSCI EAFE, and MSCI Emerging Markets Indices returned 7.14%, 7.27%, 3.19%, 5.14%, and 6.32%, respectively.
From an investment-style perspective, domestic large-capitalization stocks outperformed their small-cap counterparts, while value stocks outperformed growth stocks during the period. However, small-caps began to reverse this trend in June and should benefit from continued economic recovery and increasing merger and acquisition (M&A) activity in the United States as the year wears on. Looking at sector performance, Utilities, Energy, and Health Care were the top performers within the Russell 1000 Index, while the Consumer Discretionary, Telecommunications Services, and Industrials sectors lagged.
Equity Markets Prove Resilient Despite Geopolitical Tensions
Familiar sources of volatility—geopolitical turmoil and instability in the Middle East—again reared their ugly heads during the first half of the year. As the crisis in Iraq intensified, oil prices spiked in June, but retreated toward month-end following reports that the situation was coming under control. In the past this might have resulted in increased volatility or a sell-off in the equity markets, but this time investors seemed to shrug it off. This was likely due to America having reduced its dependence on foreign energy and investors not perceiving the conflict as being a long-term threat to the supply of oil. At the same time, simmering unrest in the Ukraine lingered throughout the period. But with a relatively remote chance of the situation escalating into a broader regional conflict, market participants again determined the economic impact on

AVERAGE ANNUAL TOTAL RETURN (period ended 6.30.14)

Six month*	4.72%
One year	22.15%
Five year	21.68%
Ten year	8.09%

The performance data shown represents past performance, does not guarantee future results and assumes reinvestment of all dividends and distributions. All performance data reflects fee waivers and/or expense limitations, if any are in effect; in their absence performance would be lower. See Note B in Notes to Financial Statements. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.
Visit calvert.com/institutional-VP-performance.html for current performance data. The gross expense ratio from the current prospectus for the Portfolio is 1.15%. This number may vary from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, does not include fee or expense waivers. The performance data and expense ratio reflect deduction of Portfolio operating expenses, but do not reflect charges and expenses imposed under the variable annuity or life insurance contract.
* Total Return is not annualized for periods of less than one year.

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global growth would likely be minimal. Overall, renewed confidence that the U.S. Federal Reserve (Fed) and central banks around the world would continue to maintain accommodative monetary policies also provided significant support for U.S. and global equity markets.
U.S. Macroeconomic Data Rebounds from Winter Doldrums
Rather than focusing on events happening abroad, investors instead fixed their attention on improving U.S. macroeconomic data, and put the first quarter’s negative gross domestic product (GDP) growth in the rearview mirror, attributing the setback to harsh winter weather. Strong U.S. corporate earnings provided support to equity markets while the labor market continued to show signs of improvement. Jobless claims continued their downward trend and monthly payroll gains have now exceeded 200,000 workers for five consecutive months, pushing the unemployment rate down to 6.1%, the lowest level since September 2008. Other macroeconomic data also pointed to a second quarter rebound—auto sales continued to rise, Manufacturing PMI1 remained firmly in expansion territory, and consumer confidence edged up. The housing market recovery, an important driver of economic growth, also got back on track with second-quarter data indicating a pick-up in housing activity, which had been suppressed by the severe weather conditions. Despite this spate of positive U.S. macroeconomic data, one area of concern was sluggish consumer spending, which is likely being held down by low wage growth. However, we believe that U.S. economic growth will accelerate in the coming quarters, allowing for income growth, which should boost both consumer confidence and spending.
Anemic European Economy Spurs ECB to Action
In Europe, European Central Bank (ECB) President Mario Draghi announced a series of easing measures at a June monetary policy meeting, with the goal of stimulating growth and fending off deflation. This came on the heels of weaker data in the eurozone as inflation there dropped to 0.5% and GDP grew just 0.2% in the first quarter, while the euro area’s Manufacturing PMI declined to the lowest level since November 2013, with notable declines in France and Germany. As we have anticipated, it appears European economic recovery will take much longer to materialize than the market has anticipated to date.
China’s Economic Growth Remains a Concern, but Shows Signs of Stabilizing
Investors remained concerned about slowing economic growth in China as the country transitions to a more consumer-oriented economy. A sharp slowdown in China could prove troubling for global markets, especially given the unknown ripple effects on the global economy should

ECONOMIC SECTORS	% OF TOTAL INVESTMENTS
Consumer Discretionary	25.4%
Consumer Staples	4.1%
Energy	6.8%
Financials	9.0%
Health Care	11.9%
Industrials	15.7%
Information Technology	20.2%
Materials	4.8%
Short-Term Investments	0.5%
Utilities	1.6%
Total	100%

the Chinese real estate bubble burst. For now, investors gained comfort in improved manufacturing PMI reports released in June and an expansion of China’s “mini-stimulus” policies. The improving economic backdrop in China also helped propel the rebound in emerging market equities during the second quarter.
Outlook
We continue to believe that this cycle of economic recovery will be more protracted than usual given the depth and severity of the financial crisis that preceded it. Consistent with that and recognizing that this protracted cycle will continue to be characterized by very slow rates of improvement, we think the U.S. economy has largely recovered and is now going through an expansion phase. What this may mean going forward is that economic growth may continue to be slower than usual for this stage in the cycle, but it should still prove robust.
Concerns about subdued emerging-market growth and geopolitical turmoil have effectively injected more risk into the global markets, with investors taking a more cautious approach toward equities. In the short term, this has been positive for U.S. Treasuries and bond-fund inflows. However, from a longer-term perspective, bond prices are likely to come under greater pressure as the Fed continues to wind down its asset purchase program.
We expect the Fed will continue to focus on maintaining positive U.S. economic growth and will adjust the pace at which it tapers quantitative easing (QE) accordingly. As we have maintained for some time, a key consideration in the Fed's strategy remains the U.S housing market, which is a chief driver of U.S. economic growth. As a result, we don’t expect to see much interest-rate volatility in the near term. Having said that, time will continue to work against low rates as the long-term trajectory has nowhere else to go but up.

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Overall, we believe global economic growth will continue to move ahead slowly, supported by favorable central bank policies, and these conditions will continue to provide a favorable underpinning for the equities markets, with the U.S. markets in the strongest position. U.S. equities will probably not repeat the 30-40% banner year they had in 2013, but as the U.S. economy continues to strengthen, there is no reason not to expect another positive—though less spectacular—year for stocks in 2014.
Sincerely,
Natalie A. Trunow
Senior Vice President, Chief Investment Officer - Equities
Calvert Investment Management, Inc.
July 2014

1. Purchasing Managers Index (PMI) is an indicator of the economic health of the manufacturing sector and is based on five major areas: new orders, inventory levels, production, supplier deliveries, and the employment environment.

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SHAREHOLDER EXPENSE EXAMPLE
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).
Note: Expenses do not reflect charges and expenses of the variable annuity or variable universal life contract.
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE 1/1/14	ENDING ACCOUNT VALUE 6/30/14	EXPENSES PAID DURING PERIOD* 1/1/14 - 6/30/14
Actual	$1,000.00	$1,047.16	$5.61

Hypothetical (5% return per year before expenses)	$1,000.00	$1,019.31	$5.53

* Expenses are equal to the Fund’s annualized expense ratio of 1.11%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

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STATEMENT OF NET ASSETS
JUNE 30, 2014

EQUITY SECURITIES - 99.0%	SHARES	VALUE

Airlines - 2.5%
Alaska Air Group, Inc.	13,815	$1,313,116

Auto Components - 3.1%
TRW Automotive Holdings Corp.*	17,950	1,606,884

Biotechnology - 4.9%
Myriad Genetics, Inc.*	38,815	1,510,680
United Therapeutics Corp.*	11,730	1,037,988
		2,548,668

Building Products - 0.9%
Trex Co., Inc.*	16,040	462,273

Capital Markets - 2.5%
Waddell & Reed Financial, Inc.	20,420	1,278,088

Commercial Services & Supplies - 2.8%
Deluxe Corp.	24,605	1,441,361

Communications Equipment - 5.2%
F5 Networks, Inc.*	11,310	1,260,386
Ubiquiti Networks, Inc.*	32,045	1,448,113
		2,708,499

Containers & Packaging - 2.5%
Rock-Tenn Co.	12,380	1,307,204

Diversified Consumer Services - 5.2%
Grand Canyon Education, Inc.*	30,400	1,397,488
Sotheby's	31,020	1,302,530
		2,700,018

Electronic Equipment & Instruments - 2.9%
Arrow Electronics, Inc.*	25,077	1,514,902

Energy Equipment & Services - 4.1%
Dresser-Rand Group, Inc.*	22,720	1,447,946
Geospace Technologies Corp.*	12,480	687,398
		2,135,344

Food Products - 1.7%
Ingredion, Inc.	12,086	906,933

Gas Utilities - 1.6%
AGL Resources, Inc.	15,240	838,657

Health Care Equipment & Supplies - 1.2%
Varian Medical Systems, Inc.*	7,720	641,841

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EQUITY SECURITIES - CONT'D	SHARES	VALUE

Health Care Providers & Services - 5.7%
AmerisourceBergen Corp.	19,455	$1,413,600
Chemed Corp.	10,662	999,243
WellCare Health Plans, Inc.*	7,480	558,457
		2,971,300

Insurance - 4.4%
American Financial Group, Inc.	19,515	1,162,313
Amtrust Financial Services, Inc.	26,655	1,114,446
		2,276,759

IT Services - 7.8%
DST Systems, Inc.	15,333	1,413,243
NeuStar, Inc.*	45,900	1,194,318
Syntel, Inc.*	16,900	1,452,724
		4,060,285

Leisure Products - 2.4%
Polaris Industries, Inc.	9,375	1,221,000

Machinery - 7.1%
Proto Labs, Inc.*	20,300	1,662,976
The Middleby Corp.*	16,845	1,393,418
Valmont Industries, Inc.	4,315	655,664
		3,712,058

Media - 3.2%
Gannett Co., Inc.	52,810	1,653,481

Oil, Gas & Consumable Fuels - 2.6%
SM Energy Co.	16,185	1,361,158

Paper & Forest Products - 2.2%
Domtar Corp.	27,200	1,165,520

Personal Products - 2.3%
Inter Parfums, Inc.	40,290	1,190,569

Real Estate Management & Development - 1.3%
Jones Lang LaSalle, Inc.	5,200	657,228

Road & Rail - 2.4%
Landstar System, Inc.	19,200	1,228,800

Semiconductors & Semiconductor Equipment - 4.1%
Synaptics, Inc.*	23,790	2,156,326

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EQUITY SECURITIES - CONT'D	SHARES	VALUE

Specialty Retail - 9.8%
Lithia Motors, Inc.	19,255	$1,811,318
Ross Stores, Inc.	19,625	1,297,801
Tractor Supply Co.	16,100	972,440
Ulta Salon, Cosmetics & Fragrance, Inc.*	11,165	1,020,593
		5,102,152

Textiles, Apparel & Luxury Goods - 1.7%
Deckers Outdoor Corp.*	10,300	889,199

Thrifts & Mortgage Finance - 0.9%
BofI Holding, Inc.*	6,240	458,453

Total Equity Securities (Cost $42,252,000)		51,508,076

TIME DEPOSIT - 0.6%	PRINCIPAL AMOUNT
State Street Bank Time Deposit, 0.083%, 7/1/14	$281,079	281,079

Total Time Deposit (Cost $281,079)		281,079

TOTAL INVESTMENTS (Cost $42,533,079) - 99.6%		51,789,155
Other assets and liabilities, net - 0.4%		230,733
NET ASSETS - 100%		$52,019,888

NET ASSETS CONSIST OF:
Paid-in capital applicable to 1,316,266 shares of common stock outstanding;
$0.01 par value, 1,000,000,000 shares authorized		$34,103,322
Undistributed net investment income		67,184
Accumulated net realized gain (loss)		8,593,306
Net unrealized appreciation (depreciation)		9,256,076

NET ASSETS		$52,019,888

NET ASSET VALUE PER SHARE		$39.52

*Non-income producing security.
See notes to financial statements.

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STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2014

NET INVESTMENT INCOME
Investment Income:
Dividend income	$349,367
Interest income	232
Total investment income	349,599

Expenses:
Investment advisory fee	166,097
Transfer agency fees and expenses	17,001
Accounting fees	4,002
Directors’ fees and expenses	3,872
Administrative fees	63,884
Custodian fees	12,988
Reports to shareholders	744
Professional fees	12,345
Miscellaneous	1,482
Total expenses	282,415

NET INVESTMENT INCOME	67,184

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss)	5,414,820
Change in unrealized appreciation (depreciation)	(3,190,343)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	2,224,477

INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$2,291,661

See notes to financial statements.

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STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS	SIX MONTHS ENDED JUNE 30, 2014	YEAR ENDED DECEMBER 31, 2013
Operations:
Net investment income (loss)	$67,184	($165,651)
Net realized gain (loss)	5,414,820	7,315,094
Change in unrealized appreciation (depreciation)	(3,190,343)	5,028,828

INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	2,291,661	12,178,271

Distributions to shareholders from:
Net realized gain	—	(5,590,834)

Capital share transactions:
Shares sold	3,300,406	8,085,284
Reinvestment of distributions	—	5,590,834
Shares redeemed	(7,352,040)	(8,715,874)
Total capital share transactions	(4,051,634)	4,960,244

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,759,973)	11,547,681

NET ASSETS
Beginning of period	53,779,861	42,232,180
End of period (including undistributed net investment income
of $67,184 and $0, respectively)	$52,019,888	$53,779,861

CAPITAL SHARE ACTIVITY
Shares sold	86,843	212,097
Reinvestment of distributions	—	152,464
Shares redeemed	(195,514)	(232,519)
Total capital share activity	(108,671)	132,042

See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS
NOTE A — SIGNIFICANT ACCOUNTING POLICIES
General: Calvert VP SRI Mid Cap Growth Portfolio (the “Portfolio”), a series of Calvert Variable Series, Inc. (the “Fund”), is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund is comprised of two separate portfolios. The operations of each series of the Fund are accounted for separately. Shares of the Portfolio are sold without sales charge to affiliated and unaffiliated insurance companies for allocation to certain of their variable separate accounts.
Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Portfolio uses independent pricing services approved by the Board of Directors (“the Board”) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
The Board has adopted Valuation Procedures (the “Procedures”) to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. The Board has delegated the day-to-day responsibility for determining the fair value of assets of the Portfolio to Calvert Investment Management, Inc. (the “Advisor” or “Calvert”) and has provided these Procedures to govern Calvert in its valuation duties.
Calvert has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated.
The Valuation Committee meets on a regular basis to review illiquid securities and other investments which may not have readily available market prices. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.
The Valuation Committee utilizes various methods to measure the fair value of the Portfolio’s investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. There were no such transfers during the period. Valuation techniques used to value the Portfolio’s investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are categorized as Level 2 in the hierarchy. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the Portfolio, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and such securities are categorized as Level 3 in the hierarchy.

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Short-term securities of sufficient credit quality with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Advisor, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by the Valuation Committee.
The Valuation Committee considers a number of factors, including significant unobservable valuation inputs when arriving at fair value. It considers all significant facts that are reasonably available and relevant to the determination of fair value.
The Valuation Committee primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. When more appropriate, the fund may employ an income-based or cost approach. An income-based valuation approach discounts anticipated future cash flows of the investment to calculate a present amount (discounted). The measurement is based on the value indicated by current market expectations about those future amounts. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. A cost based approach is based on the amount that currently would be required to replace the service capacity of an asset (current replacement cost). From the seller’s perspective, the price that would be received for the asset is determined based on the cost to a buyer to acquire or construct a substitute asset of comparable utility, adjusted for obsolescence.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.
At June 30, 2014, no securities were fair valued in good faith under the direction of the Board.
The following table summarizes the market value of the Portfolio's holdings as of June 30, 2014, based on the inputs used to value them:

	VALUATION INPUTS
INVESTMENTS IN SECURITIES	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Equity securities*	$51,508,076	—	—	$51,508,076
Other debt obligations	—	$281,079	—	281,079
TOTAL	$51,508,076	$281,079	—	$51,789,155

* For further breakdown of Equity Securities by industry type, please refer to the Statement of Net Assets.
Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.
Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Portfolio’s capital accounts to reflect income and gains available for distribution under income tax regulations.

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Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Federal Income Taxes: No provision for federal income or excise tax is required since the Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Portfolio’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements. A Portfolio’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.
NOTE B — RELATED PARTY TRANSACTIONS
Calvert Investment Management, Inc. (the “Advisor”) is wholly-owned by Calvert Investments, Inc., which is indirectly wholly-owned by Ameritas Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and Directors of the Fund who are employees of the Advisor or its affiliates. For its services, the Advisor receives an annual fee, payable monthly, of .65%, of the Portfolio’s average daily net assets. Under the terms of the agreement, $27,237 was payable at period end. In addition, $1,284 was payable at period end for operating expenses paid by the Advisor during June 2014.
Calvert Investment Administrative Services, Inc. an affiliate of the Advisor, provides administrative services to the Portfolio for an annual fee, payable monthly, of .25% of the average daily net assets of the Portfolio. Under the terms of the agreement, $10,476 was payable at period end.
Calvert Investment Services, Inc. (“CIS”), an affiliate of the Advisor, acts as shareholder servicing agent for the Portfolio. For its services, CIS received a fee of $1,933 for the six months ended June 30, 2014. Under the terms of the agreement, $335 was payable at period end. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent.
Each Director of the Fund who is not an employee of the Advisor or its affiliates receives a fee of $1,500 for each Board and Committee meeting attended plus an annual fee of $40,000. Committee chairs receive an additional $5,000 annual retainer. Directors’ fees are allocated to each of the portfolios served.
NOTE C — INVESTMENT ACTIVITY AND TAX INFORMATION
During the period, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $27,084,333 and $28,809,855, respectively.
As of June 30, 2014, the tax basis components of appreciation/(depreciation) and the federal tax cost were as follows:

Unrealized appreciation	$10,344,437
Unrealized (depreciation)	(1,122,557)
Net unrealized appreciation/(depreciation)	$9,221,880

Federal income tax cost of investments	$42,567,275
NOTE D — LINE OF CREDIT
A financing agreement is in place with the Calvert Funds and State Street Corporation (“SSC”). Under the agreement, SSC provides an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), accessible by the Funds for temporary or emergency purposes only. Borrowings under the committed facility bear interest at the higher of the London Interbank Offered Rate (LIBOR) or the overnight Federal Funds Rate plus 1.25% per annum. A commitment fee of .11% per annum is incurred on the unused portion of the committed facility, which is allocated to all participating funds. The Portfolio had no loans outstanding pursuant to this line of credit at June 30, 2014.

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For the six months ended June 30, 2014, borrowing information by the Portfolio under the agreement was as follows:

Average Daily Balance	Weighted Average Interest Rate	Maximum Amount Borrowed	Month Of Maximum Amount Borrowed
$12,126	1.34%	$575,938	February 2014
NOTE E — SUBSEQUENT EVENTS
In preparing the financial statements as of June 30, 2014, no subsequent events or transactions occurred that would have required recognition or disclosure in these financial statements.

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FINANCIAL HIGHLIGHTS

	PERIODS ENDED
	JUNE 30,		DECEMBER 31,
	2014		2013	2012	2011	2010	2009
Net asset value, beginning	$37.74		$32.66	$31.66	$32.97	$25.07	$18.99
Income from investment operations:
Net investment income (loss)	0.05		(0.12)	(0.06)	(0.18)	(0.14)	(0.05)
Net realized and unrealized gain (loss)	1.73		9.75	5.27	0.95	8.04	6.13
Total from investment operations	1.78		9.63	5.21	0.77	7.90	6.08
Distributions from:
Net investment income	—		—	—	—	—	—
Net realized gain	—		(4.55)	(4.21)	(2.08)	—	—
Total distributions	—		(4.55)	(4.21)	(2.08)	—	—
Total increase (decrease) in net asset value	1.78		5.08	1.00	(1.31)	7.90	6.08
Net asset value, ending	$39.52		$37.74	$32.66	$31.66	$32.97	$25.07

Total return*	4.72%		29.90%	16.75%	2.30%	31.51%	32.02%
Ratios to average net assets: A
Net investment income (loss)	0.26	% (a)	(0.35)%	(0.19)%	(0.52)%	(0.50)%	(0.22)%
Total expenses	1.11	% (a)	1.15%	1.12%	1.16%	1.17%	1.10%
Expenses before offsets	1.11	% (a)	1.15%	1.12%	1.16%	1.17%	1.10%
Net expenses	1.11	% (a)	1.15%	1.12%	1.16%	1.17%	1.10%
Portfolio turnover	53%		69%	61%	47%	100%	61%
Net assets, ending (in thousands)	$52,020		$53,780	$42,232	$40,293	$44,213	$33,192

A    Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the portfolio.
(a) Annualized.
* Total return is not annualized for periods of less than one year and does not reflect charges and expenses of the variable annuity or variable universal life contract.

See notes to financial statements.

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EXPLANATION OF FINANCIAL TABLES
SCHEDULE OF INVESTMENTS
The Schedule of Investments is a snapshot of all securities held in the fund at their market value, on the last day of the reporting period. Securities are listed by asset type (e.g., common stock, corporate bonds, U.S. government obligations) and may be further broken down into sub-groups and by industry classification.
STATEMENT OF ASSETS AND LIABILITIES
The Statement of Assets and Liabilities is often referred to as the fund’s balance sheet. It lists the value of what the fund owns, is due and owes on the last day of the reporting period. The fund’s assets include the market value of securities owned, cash, receivables for securities sold and shareholder subscriptions, and receivables for dividends and interest payments that have been earned, but not yet received. The fund’s liabilities typically include payables for securities purchased and shareholder redemptions, and expenses owed but not yet paid. The statement also reports the fund’s net asset value (NAV) per share on the last day of the reporting period. The NAV is calculated by dividing the fund’s net assets (assets minus liabilities) by the number of shares outstanding. This statement is accompanied by a Schedule of Investments. Alternatively, if certain conditions are met, a Statement of Net Assets may be presented in lieu of this statement and the Schedule of Investments.
STATEMENT OF NET ASSETS
The Statement of Net Assets provides a detailed list of the fund’s holdings, including each security’s market value on the last day of the reporting period. The Statement of Net Assets includes a Schedule of Investments. Other assets are added and other liabilities subtracted from the investments total to calculate the fund’s net assets. Finally, net assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) per share.
At the end of the Statement of Net Assets is a table displaying the composition of the fund’s net assets. Paid in Capital is the money invested by shareholders and represents the bulk of net assets. Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the amounts the fund had available to distribute to shareholders as of the statement date. Accumulated Realized Losses will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund’s investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.
STATEMENT OF OPERATIONS
The Statement of Operations summarizes the fund’s investment income earned and expenses incurred in operating the fund. Investment income includes dividends earned from stocks and interest earned from interest-bearing securities in the fund. Expenses incurred in operating the fund include the advisory fee paid to the investment advisor, administrative services fees, distribution plan expenses (if applicable), transfer agent fees, shareholder servicing expenses, custodial, legal, and audit fees, and the printing and postage expenses related to shareholder reports. Expense offsets (fees paid indirectly) may also be shown. Credits earned from offset arrangements are used to reduce the fund’s expenses. This statement also shows net gains (losses) realized on the sale of investments and the increase or decrease in the unrealized appreciation (depreciation) on investments held during the period.
STATEMENT OF CHANGES IN NET ASSETS
The Statement of Changes in Net Assets shows how the fund’s total net assets changed during the two most recent reporting periods. Changes in the fund’s net assets are attributable to investment operations, distributions and capital share transactions.
The Operations section of the report summarizes information detailed in the Statement of Operations. The Distribution section shows the dividend and capital gain distributions made to shareholders. The amounts shown as distributions in this section may not match the net investment income and realized gains amounts shown in the Operations section because distributions are determined on a tax basis and certain investments or transactions may be treated differently for financial statement and tax purposes. The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed. The corresponding numbers of shares issued, reinvested and redeemed are shown at the end of the report.

18 www.calvert.com CALVERT VP SRI MID CAP GROWTH PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED)

FINANCIAL HIGHLIGHTS
The Financial Highlights table provides a per-share breakdown by class of the components that affect the fund’s net asset value for current and past reporting periods. The table provides total return, total distributions, expense ratios, portfolio turnover and net assets for the applicable period. Total return is a measure of a fund’s performance that encompasses all elements of return: dividends, capital gain distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gain distributions, expressed as a percentage of the initial investment. Total distributions include distributions from net investment income and net realized gains. Long-term gains are earned on securities held in the fund more than one year. Short-term gains, on the sale of securities held less than one year, are treated as ordinary dividend income for tax purposes. The expense ratio is a fund’s cost of doing business, expressed as a percentage of net assets. These expenses directly reduce returns to shareholders. Portfolio turnover measures the trading activity in a fund’s investment portfolio – how often securities are bought and sold by a fund. Portfolio turnover is affected by market conditions, changes in the size of the fund, the nature of the fund’s investments and the investment style of the portfolio manager.
PROXY VOTING
The Proxy Voting Guidelines that the Portfolio uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the Fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-368-2745, by visiting the Calvert website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling the Fund, by visiting the Calvert website at www.calvert.com or visiting the SEC’s website at www.sec.gov.
AVAILABILITY OF QUARTERLY PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.
Investors should carefully consider the investment objectives, risks, charges and expenses of the Calvert Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call Calvert at 800/368-2745.

www.calvert.com CALVERT VP SRI MID CAP GROWTH PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 19

Item 2. Code of Ethics.

Not Applicable

Item 3. Audit Committee Financial Expert.

Not Applicable

Item 4. Principal Accountant Fees and Services.

Not Applicable

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	This Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Directors since registrant last provided disclosure in response to this Item.

Item 11. Controls and Procedures.

(a)    The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.

(b)    There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1)    Not Applicable

(a)(2)     A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2).

Attached hereto.

(a)(3)    Not applicable.

(b)    A certification for the registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached hereto. The certification furnished pursuant to this paragraph is not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the registrant specifically incorporates it by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT VARIABLE SERIES, INC.

By:     /s/ Barbara J. Krumsiek
Barbara J. Krumsiek
Chairman -- Principal Executive Officer

Date: August 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Barbara J. Krumsiek
Barbara J. Krumsiek
Chairman -- Principal Executive Officer

Date: August 28, 2014

/s/ Michael V. Yuhas, Jr._
Michael V. Yuhas, Jr.
Assistant Treasurer -- Principal Financial Officer

Date: August 28, 2014